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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2000

Check here if Amendment  [   ] ;  Amendment Number: ______
This Amendment  (Check only one.):  [    ] is a restatement.
                                    [    ] adds new holdings
                                           entries.

Institutional Investment Manager Filing this Report:

Name:       WASLIC Company II
Address:    802 West Street
            Wilmington, DE  19801


Form 13F File Number:  28-04795

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Daniel Lindley
Title:    President
Phone:    (302) 428-3506

Signature, Place, and Date of Signing:


/s/ Daniel F. Lindley           Wilmington, DE               02/05/01
---------------------                                        --------
[Signature]                      [City, State]                [Date]

Report Type  (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting
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      manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number           Name

     28-04795                       _________________________________
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                                                                                                            ITEM 6:
                                                                                                     INVESTMENT DISCRETION
            ITEM 1:                  ITEM 2:       ITEM 3:      ITEM 4:        ITEM 5:
                                                                                              --------------------------------------
         NAME OF ISSUER          TITLE OF CLASS    CUSIP #      SHARES       FAIR MARKET      (a)SOLE   (b) SHARED-    (c) SHARED-
                                                                                VALUE                    AS DEFINED         OTHER
                                                                                                         IN INSTR. V
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
WASLIC CO II

ALLIANT ENERGY CORP               Common Stock    018802108     243,396.00      7,758,247.50    X
APPLIED MATERIALS INC             Common Stock    038222105      41,000.00      1,565,687.50    X
BANK NEW YORK INC                 Common Stock    064057102   1,545,000.00     85,264,687.50    X
BROADWING INC                     Common Stock    111620100  11,431,678.00    260,785,154.38    X
CHASE MANHATTAN CORPORATION       Common Stock    16161A108      22,200.00      1,008,712.50    X
CINCINNATI FINL CORP              Common Stock    172062101   1,653,729.00     65,425,653.56    X
CONVERGYS CORPORATION             Common Stock    212485106  12,431,678.00    563,310,409.38    X
FIFTH THIRD BANCORP               Common Stock    316773100  18,791,242.00  1,122,776,709.50    X
FIRSTAR CORP                      Common Stock    33763V109  17,254,305.00    401,162,591.25    X
ITC DELTACOM INC                  Common Stock    45031T104      40,000.00        215,624.80    X
INTEL CORP                        Common Stock    458140100      64,000.00      1,924,000.00    X
IBM CORP                          Common Stock    459200101       4,300.00        365,500.00    X
LEXMARK INTERNATIONAL INC         Common Stock    529771107      72,700.00      3,221,518.75    X
MAGNA INTERNATIONAL INC CL A      Common Stock    559222401     100,700.00      4,223,106.25    X
MASCO CORP                        Common Stock    574599106      87,300.00      2,242,518.75    X
MCLEOD INC                        Common Stock    582266102      70,000.00        988,750.00    X
MEAD CORP                         Common Stock    582834107      46,400.00      1,455,800.00    X
MIDWEST BANC HOLDINGS INC         Common Stock    598251106      46,000.00        695,750.00    X
NRG ENERGY INC                    Common Stock    629377102      30,000.00        834,375.00    X
NISOURCE INC                      Common Stock    65473P105      70,000.00      2,152,500.00    X
NORTEL NETWORKS CORP              Common Stock    656568102      38,000.00      1,218,375.00    X
NORTH FORK BANCORP                Common Stock    659424105      38,300.00        940,743.75    X
NORTHWESTERN CORP                 Common Stock    668074107     264,900.00      6,125,812.50    X
OHIO CASUALTY CORP                Common Stock    677240103     928,100.00      9,281,000.00    X
ONLINE RESOURCES & COMM CORP      Common Stock    68273G101      71,284.00        142,568.00    X
PINNACLE HOLDINGS INC.            Common Stock    72346N101      67,700.00        613,531.25    X
PUGET SOUND ENERGY INC            Common Stock    745332106      50,000.00      1,390,625.00    X
SCHLUMBERGER LTD                  Common Stock    806857108      11,300.00        903,293.75    X
SPRINT CORP                       Common Stock    852061100      50,000.00      1,015,625.00    X
SUN MICROSYSTEMS                  Common Stock    866810104      47,400.00      1,321,275.00    X
UGI CORP                          Common Stock    902681105      51,000.00      1,290,937.50    X
US FREIGHTWAYS CORP               Common Stock    916906100       8,300.00        249,648.40    X
VERIZON COMMUNICATIONS            Common Stock    92343V104      22,900.00      1,147,862.50    X
WEATHERFORD INTL INC NEW          Common Stock    947074100      50,000.00      2,362,500.00    X
WORLDPAGES.COM INC                Common Stock    981922107     265,000.00        712,187.51    X
RSL COMMUNICATIONS LTD            Common Stock    G7702U102      35,000.00          5,950.00    X

                           TOTAL                                66,044,812     2,556,099,232
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                                                                    ITEM 8:
                                                                VOTING AUTHORITY
            ITEM 1:                   ITEM 7:                       (shares)
                                                  -------------------------------------
         NAME OF ISSUER          MANAGERS         (a)SOLE        (b) SHARED     (c) NONE
                                 SEE INSTR.V

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
WASLIC CO II

ALLIANT ENERGY CORP                                 243,396
APPLIED MATERIALS INC                                41,000
BANK NEW YORK INC                                 1,545,000
BROADWING INC                                    11,431,678
CHASE MANHATTAN CORPORATION                          22,200
CINCINNATI FINL CORP                              1,653,729
CONVERGYS CORPORATION                            12,431,678
FIFTH THIRD BANCORP                              18,791,242
FIRSTAR CORP                                     17,254,305
ITC DELTACOM INC                                     40,000
INTEL CORP                                           64,000
IBM CORP                                              4,300
LEXMARK INTERNATIONAL INC                            72,700
MAGNA INTERNATIONAL INC CL A                        100,700
MASCO CORP                                           87,300
MCLEOD INC                                           70,000
MEAD CORP                                            46,400
MIDWEST BANC HOLDINGS INC                            46,000
NRG ENERGY INC                                       30,000
NISOURCE INC                                         70,000
NORTEL NETWORKS CORP                                 38,000
NORTH FORK BANCORP                                   38,300
NORTHWESTERN CORP                                   264,900
OHIO CASUALTY CORP                                  928,100
ONLINE RESOURCES & COMM CORP                         71,284
PINNACLE HOLDINGS INC.                               67,700
PUGET SOUND ENERGY INC                               50,000
SCHLUMBERGER LTD                                     11,300
SPRINT CORP                                          50,000
SUN MICROSYSTEMS                                     47,400
UGI CORP                                             51,000
US FREIGHTWAYS CORP                                   8,300
VERIZON COMMUNICATIONS                               22,900
WEATHERFORD INTL INC NEW                             50,000
WORLDPAGES.COM INC                                  265,000
RSL COMMUNICATIONS LTD                               35,000

                           TOTAL                 66,044,812
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